Operating Leases (Details) - Schedule of Supplemental Disclosure Related To Operating Leases - CNY (¥)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 2,139,410	¥ 2,459,231	¥ 4,648,690	¥ 5,822,406	¥ 5,068,864
Weighted average remaining lease term of operating leases (years)	3 years 1 month 20 days		3 years 6 months 10 days	1 year 7 months 24 days
Weighted average discount rate of operating leases	6.24%		6.24%	6.24%